ACQUISITION - Jinghan Taihe - Summary (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Goodwill		$ 3,940	¥ 25,710	¥ 60,353	¥ 73,166
Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition [Line Items]
Property and equipment	¥ 1,023
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Goodwill	20,911
Defer tax assets, net of deferred tax liabilities	6,987
Total assets	33,113
Deferred revenue	(27,871)
Other payables	(14,342)
Total liabilities	¥ (9,100)
Trademark
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Amortization Period (in years)	3 years
Trademark | Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Finite lived intangible assets	¥ 2,322
Workforce
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Amortization Period (in years)	2 years
Workforce | Ten Tutoring Centers controlled by Beijing Xinganxian
Business Acquisition Purchase Price Allocation Intangible Assets [Abstract]
Finite lived intangible assets	¥ 1,870